NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE
NET LOSS PER SHARE

NOTE 15 – NET LOSS PER SHARE

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all convertible preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Three months ended
	March 31
	2021	2020
	(In thousands, except share and per share data)
Numerator:
Net income (loss)	$(3,508)	$(7,479)
Less dividends attributable to redeemable and redeemable convertible preferred stock	5,541	2,947
Net loss attributable to common stockholders	$(9,049)	$(10,426)
Denominator:
Weighted average common shares outstanding — basic and diluted	29,185,545	22,045,779
Net loss per share attributable to common stockholders — basic and diluted	$(0.31)	$(0.47)

The Company’s potentially dilutive securities, which include stock options, preferred stock, warrants and deferred consideration have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on weighted average amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Three months ended
	March 31,
	2021	2020
Options to purchase common stock	16,543,679	8,545,131
Redeemable convertible preferred stock (as converted to common stock)	111,452,020	111,452,020
Warrants	722,212	197,305
	128,717,911	120,194,456

NOTE 15 – NET LOSS PER SHARE

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its redeemable convertible preferred shares and redeemable preferred shares to be participating securities as the holders of the redeemable convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all convertible preferred shares into ordinary shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2020	2019	2018
	(In thousands, except share and per share data)
Numerator:
Net loss	$(23,746)	$(625)	$(7,189)
Less dividends attributable to redeemable preferred stock and redeemable convertible preferred stock	13,636	11,398	10,753
Net loss attributable to common stockholders	$(37,382)	$(12,023)	$(17,942)
Denominator:
Weighted average common shares outstanding — basic and diluted	25,004,093	19,210,017	17,046,120
Net loss per share attributable to common stockholders — basic and diluted	$(1.50)	$(0.63)	$(1.05)

The Company’s potentially dilutive securities, which include stock options, redeemable preferred stock, redeemable convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2020	2019	2018
Options to purchase common stock	8,232,203	9,773,702	11,282,417
Redeemable preferred stock and redeemable convertible preferred stock (as converted to common stock)	111,452,020	111,452,020	111,452,020
Warrants	222,414	237,978	219,125
	119,906,637	121,463,700	122,953,562